Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Intangible Assets (Details) [Line Items]
Total amortization expense	$ 1,510,134	$ 867,480
DIGERATI TECHNOLOGIES, INC [Member]
Intangible Assets (Details) [Line Items]
Total amortization expense			$ 2,448,274	$ 1,396,214